Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 17,116	$ 16,019
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Net carrying amount	10,332	9,973
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	4,347	3,637
Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	1,409	1,477
Derivatives [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	549	391
Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Net carrying amount	164	189
Investment in Unquoted Companies [Member]
Disclosure of credit risk exposure [line items]
Net carrying amount	151	149
Loans to customers [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	72	81
Investment in Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Net carrying amount	94	123
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	17,578	16,434
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Net carrying amount	10,332	9,973
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	4,734	3,980
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	1,483	1,545
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	549	391
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Net carrying amount	164	189
Gross carrying amount [member] | Investment in Unquoted Companies [Member]
Disclosure of credit risk exposure [line items]
Net carrying amount	151	155
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	72	81
Gross carrying amount [member] | Investment in Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Net carrying amount	94	123
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(462)	(416)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(387)	(343)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	$ (74)	(68)
Impairment losses [member] | Investment in Unquoted Companies [Member]
Disclosure of credit risk exposure [line items]
Net carrying amount		$ (5)